REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 56,103,853	$ 37,809,465	$ 29,055,306
Third Party Sales [Member]
Revenues	35,728,684	21,250,363	13,961,495
Related Party Sales [Member]
Revenues	$ 20,375,169	$ 16,559,102	$ 15,093,811